CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (38,956,582)	$ (23,230,902)	$ (21,727,818)	$ (9,561,280)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,130,826	855,484	1,157,976	854,950
Change in fair value of derivative liability	22,641,625	13,900,400	8,396,169
(Gain) loss on sale of assets		(8,166)	(8,166)	22,768
Interest converted to preferred stock		13,129	13,129	139,403
Employee stock compensation	66,391	242,696	297,244	111,091
Warrant issuance and modifications	54,489	25,063	25,063
Debt discount amortization	58,333	16,667	41,667
Asset disposal		11,124	11,124
Changes in operating assets and liabilities:
Increase in accounts receivable, net	(77,959)	(49,011)	(83,070)	(81,439)
Increase in inventory	(576,872)	(61,713)	(136,855)	(226,159)
Increase in prepaid and other assets	(197,270)	(269,459)	(217,597)	(71,564)
Increase in accounts payable	457,250	360,882	823,409	149,873
Increase (decrease) in accrued liabilities	552,275	42,598	(203,455)	323,560
Net cash used in operating activities	(14,847,494)	(8,151,208)	(11,611,180)	(8,338,797)
Cash flows from investing activities:
Acquisition of property and equipment	(842,225)	(222,584)	(248,133)	(595,819)
Acquisition of intangible asset				(225,000)
Construction of equipment	(3,223,827)	(479,196)	(1,757,360)	(2,181,563)
Proceeds from sale of assets		35,000	35,000	63,000
Proceeds from sale leaseback		1,500,000	1,500,000	2,500,000
Net cash provided by (used in) investing activities	(4,066,052)	833,220	(470,493)	(439,382)
Cash flows from financing activities:
Net proceeds from issuance of common stock			6,375,837
Proceeds from exercise of warrants	3,166,394		31,600
Proceeds from issuance of convertible notes payable		100,000	100,000	4,577,688
Proceeds from issuance of convertible notes payable - related party		300,000	300,000
Net proceeds from issuance of preferred stock		6,569,886	6,569,886	1,160,000
Proceeds from follow-on offering	21,737,625
Proceeds from issuance of notes payable - related party	250,000	890,000	890,000
Proceeds from subscriptions receivable				3,288,333
Principal payments of capital leases	(667,630)	(653,837)	(944,606)	(144,071)
Principal payments of notes payable	(36,955)	(390,000)	(44,644)	(35,357)
Principal payments of notes payable -related party	(250,000)	(33,013)	(390,000)
Net cash provided by financing activities	24,199,434	6,783,036	12,888,073	8,846,593
Net increase (decrease) in cash	5,285,888	(534,952)	806,400	68,414
Cash, beginning of the period	2,017,823	1,211,423	1,211,423	1,143,009
Cash, end of the period	7,303,711	676,471	2,017,823	1,211,423
Supplemental disclosures of cash flow information:
Interest paid	818,378	775,666	1,121,066	144,920
Income taxes paid	1,250	6,447	6,447
Supplemental schedule of non-cash investing and financing activities:
Conversion of preferred stock to common stock	10,478	1,480,000	18,846,539
Issuance of preferred stock as debt discount		100,000	100,000
Conversion of note payable to preferred stock		400,000	400,000	4,442,000
Assets acquired through capital leases		807,272	807,272	$ 1,293,205
Initial public offering and follow-on offering costs incurred but unpaid	41,175	531,280	64,760
Property and equipment included in accounts payable	240,183	$ 70,784	393,119
Cashless exercise of warrants	173,657
Change in derivative liability from exercised and issued warrants	$ 24,400,224		$ 1,586,181